SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Cost	$ 57,375	$ 53,879	$ 53,879	$ 53,879
Purchase of office equipment		3,496	3,496
Accumulated depreciation	(9,512)	(7,005)	(4,421)	(1,780)
Foreign exchange translation	(5,036)	(2,702)	(326)	14
Balance	$ 42,827	$ 47,668	$ 52,628	$ 52,113